Long-Term Debt - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Maturity of long-term debt in 2024		$ 2,382,000,000
Maturity of long-term debt in 2025		4,656,000,000
Maturity of long-term debt in 2026		5,316,000,000
Maturity of long-term debt in 2027		$ 2,396,000,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, maturities range		2024
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, maturities range		2027
Federal Fund Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread		0.50%
Asset-Based Revolving Credit Facility Maturing on June 28, 2022 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,500,000,000
Percentage of senior secured credit facility over eligible accounts receivable		85.00%
Senior Secured Revolving Credit Facility Maturing On June 28, 2022 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 2,000,000,000
Asset Based Revolving Credit Facility Maturing On June Thirty Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		Jun. 30, 2026
Line of credit outstanding		$ 2,900,000,000
Senior Secured Revolving Credit Facility Maturing On June Thirty Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		Jun. 30, 2026
Line of credit facility	$ 3,500,000,000
Line of credit outstanding		$ 0
Asset Based Revolving Credit Facility Maturing On June Thirty Two Thousand Twenty Six One [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,388,000,000
Debt instrument maturity date		Jun. 30, 2026
Asset Based Revolving Credit Facility Maturing On June Thirty Two Thousand Twenty Six Eight [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		Jun. 30, 2028
Line of credit outstanding		$ 492,000,000
Senior Secured Term Loan B Facility [Member]
Debt Instrument [Line Items]
Increase in revolving credit facility	$ 1,500,000,000
Capital leases and other secured debt		953,000,000
Senior Unsecured Note Maturities Ranging 2021 to 2033 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 31,791,000,000
Senior Unsecured Note Maturities Ranging 2021 to 2033 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, maturities range		2024
Senior Unsecured Note Maturities Ranging 2021 to 2033 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, maturities range		2052
Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest		5.875%
Debt instrument, redemption principal amount		$ 1,250,000,000
Senior Unsecured Note Maturity Year 2025 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		125,000,000
Senior Unsecured Note Maturities Ranging 2023 to 2095 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 736,000,000
Senior Unsecured Note Maturities Ranging 2023 to 2095 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, maturities range		2023
Senior Unsecured Note Maturities Ranging 2023 to 2095 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, maturities range		2095
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 6,000,000,000
Senior Notes [Member] | Senior Secured Notes Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest		4.75%
Debt instrument, redemption principal amount		$ 1,250,000,000
Senior Notes [Member] | Senior Secured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		1,000,000,000
Senior Notes [Member] | Senior Secured Notes Due 2029 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		500,000,000
Senior Notes [Member] | Senior Secured Notes Due 2032 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		2,000,000,000
Senior Notes [Member] | Senior Secured Notes Due 2042 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		500,000,000
Senior Notes [Member] | Senior Secured Notes Due 2052 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 2,000,000,000